Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$230,010,063
Liabilities:
Warrant Liability – Public Warrants	1	$11,040,000
Warrant Liability – Private Placement Warrants	2	$6,336,000

Schedule of key inputs into the Level 3 assumptions
Input	January 11, 2021 (Initial Measurement)
	Public Warrants	Private Warrants
Class A Common Share Price Grossed Up to the IBC Date	$9.28	$9.28
Redemption Trigger Price	$18.00
Exercise price	$11.50	$11.50
Risk-Free Rate	0.94%	0.94%
Volatility	26.0%	26.0%
Years to Expiration (From Expected IBC Date)	5.00	5.00
Dividend Yield	0.00%	0.00%

Schedule of changes in the fair value of Level 3 warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial fair value as of January 11, 2021	8,316,000	14,490,000	22,806,000
Change in fair value	(4,224,000)	(7,360,000)	(11,584,000)
Transfer to Level 1	—	(7,130,000)	(7,130,000)
Transfer to Level 2	(4,092,000)	—	(4,092,000)
Fair value as of September 30, 2021	$—	$—	$—